Financial Instruments - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 17, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 16, 2022	Dec. 07, 2021
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		$ 520,553	$ 381,083
Increase in outstanding bonds fair value					$ 70,000
(Loss) / gain on extinguishment of financial liabilities		$ 0	(27,311)	$ 151,788
Class of warrants or rights outstanding (in shares)		10,363,094
Finance costs		$ 267,157	188,419	117,361
Proceeds from warrants		6,390	0	$ 0
Liabilities		$ 1,882,583	$ 1,392,859
Shares		266,821,844	252,160,087
Ordinary Shares
Disclosure of detailed information about financial instruments [line items]
Shares		266,821,844	252,160,087
Penny Warrants
Disclosure of detailed information about financial instruments [line items]
Increase decrease in shares issued (in shares)		2,479,962
Convertible Bond | Amendment To Outstanding Bonds November Sixteenth Two Thousand And Twenty Two | Convertible Bond Agreement Two Thousand And Eighteen | Contingently Issuable Penny Warrants
Disclosure of detailed information about financial instruments [line items]
Class of warrants or rights exercise price per share (in dollars per share)					$ 0.01
Convertible Bond | Amendment To Outstanding Bonds November Sixteenth Two Thousand And Twenty Two | Tranche B | Convertible Bond Agreement Two Thousand And Eighteen | Contingently Issuable Penny Warrants
Disclosure of detailed information about financial instruments [line items]
Warrants issuable as a percentage of fully diluted ordinary shares					1.00%
Convertible Bond | Minimum
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate					10.75%
Convertible Bond | Maximum
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate					12.00%
Senior Bond Warrants
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		$ 19,715	$ 45,325
Warrants issuable as a percentage of fully diluted ordinary shares					1.00%
Increase decrease in shares issued (in shares)		2,479,962
Class of warrants or rights outstanding (in shares)		1,718,845
Conversion price (in dollars per share)		$ 0.01
Tranche of senior bond warrants percentage		1.50%
Revaluation		$ 6,500
Finance costs		(8,100)
Tranche A Conversion Feature
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		118,830	38,055
Finance costs		35,200
Predecessor Earn Out Shares
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		349,900	276,200
Finance costs		73,700
OACB Earn Out Shares
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		$ 6,200	10,500
Increase decrease in shares issued (in shares)		1,250,000
Finance costs		$ 4,000
OACB Earn Out Shares | Ordinary Shares
Disclosure of detailed information about financial instruments [line items]
Increase decrease in shares issued (in shares)	625,000
OACB Earn Out Shares | Tranche one
Disclosure of detailed information about financial instruments [line items]
Aggregate period for determining the share price		5 years
Shares price (in dollars per share)		$ 12.50
Number of threshold days for determining the share price		10 days
Number of consecutive trading days for determining the share		20 days
OACB Earn Out Shares | Tranche two
Disclosure of detailed information about financial instruments [line items]
Shares price (in dollars per share)		$ 15.00
OACB Warrants
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		$ 25,908	10,152
Class of warrants or rights outstanding (in shares)						10,916,647
Finance costs		$ 17,000
Class of warrants or rights exercise price per share (in dollars per share)		$ 11.50				$ 11.50
Liabilities		$ 25,900
Shares		553.552
Proceeds from the issuance of common stock		$ 6,300
OACB Warrants | Ordinary Shares
Disclosure of detailed information about financial instruments [line items]
Number of shares called by each warrant or right		1
Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		$ 356,100	286,700
Level 2 | Senior Bond Warrants
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities			0
Transfers out of Level 3 of fair value hierarchy, liabilities		19,700	45,300
Level 2 | Tranche A Conversion Feature
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		0	0
Level 2 | Predecessor Earn Out Shares
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		349,900	276,200
Level 2 | OACB Earn Out Shares
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		6,200	10,500
Level 2 | OACB Warrants
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		0	0
Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		118,830	84,231
Level 3 | Senior Bond Warrants
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		0	45,325
Transfers out of Level 3 of fair value hierarchy, liabilities		45,325
Extinguishment		0
Revaluation		0
Level 3 | Tranche A Conversion Feature
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		118,830	38,055
Revaluation		35,220
Level 3 | Predecessor Earn Out Shares
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		$ 0	0
Increase decrease in shares issued (in shares)		38,330,000
Level 3 | Predecessor Earn Out Shares | Tranche one
Disclosure of detailed information about financial instruments [line items]
Aggregate period for determining the share price		5 years
Shares price (in dollars per share)		$ 15.00
Number of threshold days for determining the share price		10 days
Number of consecutive trading days for determining the share		20 days
Vesting percentage of shares		50.00%
Level 3 | Predecessor Earn Out Shares | Tranche two
Disclosure of detailed information about financial instruments [line items]
Shares price (in dollars per share)		$ 20.00
Number of threshold days for determining the share price		10 days
Number of consecutive trading days for determining the share		20 days
Vesting percentage of shares		50.00%
Level 3 | OACB earnout shares | Tranche one
Disclosure of detailed information about financial instruments [line items]
Vesting percentage of shares		50.00%
Level 3 | OACB earnout shares | Tranche two
Disclosure of detailed information about financial instruments [line items]
Vesting percentage of shares		50.00%
Level 3 | OACB Earn Out Shares
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		$ 0	0
Level 3 | OACB Warrants
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		$ 0	$ 0